PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

7.                                      PROPERTY, PLANT AND EQUIPMENT, NET

	As of December 31,
	2010	2011

Furniture, fixtures and electronic equipment	$11,809	$18,096
Transportation equipment	24	146
Leasehold improvements	4,918	7,263
	16,751	25,505
Less: Accumulated depreciation	6,979	11,731
	$9,772	$13,774

Depreciation expenses for the years ended December 31, 2009, 2010 and 2011 were $2,466, $2,918, and $4,400, respectively.